NOTE 7 - STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2012
Note 7 - Stockholders Equity Deficit Tables
Loss per Share
	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount

Basic and diluted EPS:

For the year ended December 31, 2012 loss attributable to common shareholders	$(67,751)	14,889,519	$(0.00)

For the year ended December 31, 2011 loss attributable to common shareholders	$(135,677)	14,620,718	$(0,01)